Derivative instruments	12 Months Ended
Dec. 31, 2023
Derivative instruments
Derivative instruments

9. Derivative instruments

The following table reconciles the change in the fair value of Vermilion’s derivative instruments:

	Year Ended
	Dec 31, 2023	Dec 31, 2022
Fair value of contracts, beginning of year	239,596	(300,865)
Reversal of opening contracts settled during the year	(43,267)	164,208
Assumed in acquisitions	51,866	(339)
Realized gain (loss) on contracts settled during the year	234,365	(405,894)
Unrealized gain during the year on contracts outstanding at the end of the year	171,448	376,593
Unwinding of contracts assumed in acquisitions	(51,526)	—
Net receipt from counterparties on contract settlements during the year	(234,365)	405,893
Fair value of contracts, end of year	368,117	239,596
Comprised of:
Current derivative asset	313,792	162,843
Current derivative liability	(732)	(55,845)
Non-current derivative asset	76,107	132,598
Non-current derivative liability	(21,050)	—
Fair value of contracts, end of year	368,117	239,596

The gain on derivative instruments for 2023 and 2022 were comprised of the following:

	Year Ended
	Dec 31, 2023	Dec 31, 2022
Realized (gain) loss on contracts settled during the year	(234,365)	405,894
Reversal of opening contracts settled during the year	43,267	(164,208)
Unwinding of contracts assumed in acquisitions	(51,526)	—
Unrealized gain on contracts outstanding at the end of the year	(171,448)	(376,593)
Gain on derivative instruments	(414,072)	(134,907)

Vermilion executes derivative instruments where there is an underlying exposure to offset the position. Consistent with our accounting policy we do not match unrealized gains / losses on these contracts with the underlying exposure. Please refer to Note 19 (Supplemental information) for a listing of Vermilion's outstanding derivative instruments as at December 31, 2023.